Segmented Information (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue	$ 33,385	$ 21,042	$ 99,605	$ 61,683
Customer 1
Revenue	32,499	20,170	96,901	57,654
Customer 2
Revenue	886	(6)	2,704	3,151
Other Customer
Revenue	$ 0	$ 878	$ 0	$ 878